Schedule of intangible asset (Details) - SGD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	$ 276,677	$ 392,531
Software developments [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	1,158,548	1,158,548
Intangible assets, accumulated amortization	766,017	534,308
Amortization of intangible assets	115,854	231,709
Intangible assets, accumulated amortization	881,871	766,017
Intangible assets, carrying amount	$ 276,677	$ 392,531